Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (4,991,223)	$ (3,775,659)
Gain from discontinued operation		2,895,283
Net loss from continuing operations	(4,991,223)	(6,670,942)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	624,000	720,000
Write-off of impaired intangible assets	570,030
Financing costs	7,500	163,528
Gain from forgiveness of government assistance note payable	(648,265)	(10,000)
Loss on extinguishment of debt		1,858,395
Gain on extinguishment of derivative liability		(1,164,802)
Issuance of common stock for services	2,164,000	1,013,886
Issuance of common stock for services to directors and employees		1,195,800
Fair value of vested stock options	437,877	31,000
Amortization of debt discount		401,177
Amortization of operating lease right of use assets	112,876	62,044
(Increase) decrease in -
Accounts receivable	179,307	(58,327)
Deposits with credit card processor		52,969
Prepaid expenses and other current assets	(35,178)	16,767
Increase (decrease) in -
Accounts payable	(240)	770,882
Accrued expenses	183,028	352,055
Accrued payroll and advances - related party	(78,000)	102,700
Accrued interest payable	84,547	399,712
Deferred revenue	230,405
Operating lease liability	(100,855)	(41,797)
Net cash used in operating activities	(1,260,191)	(793,334)
Cash flows from financing activities:
Repayment of bridge note payable	(303,147)	(90,000)
Repayment of convertible notes payable	(400,000)	(549,734)
Repayment of convertible notes payable assumed on reverse merger		(19,980)
Payment of acquisition obligation	(40,914)	(321,718)
Proceeds from notes payable - government assistance loans	1,375,535	942,200
Proceeds from private placement of common stock		1,102,700
Proceeds from issuance of common stock in offering, net of offering costs	1,958,466	150,000
Net cash provided by financing activities	2,589,940	1,213,468
Net increase in cash:	1,329,749	420,134
Balance at beginning of period	600,576	180,442
Balance at end of period	1,930,325	600,576
Supplemental disclosures of cash flow information:
Interest paid	39,746	117,361
Taxes paid
Non-cash investing and financing activities:
Operating lease right of use asset and related lease liability		257,909
Issuance of common stock as payment for accrued salary		655,450
Issuance of common stock for conversion of notes payable		4,030,225
Issuance of common stock for sale of discontinued operation		333,333
Assets acquired from acquisition of Restaurant.com		509,666
Goodwill and intangible assets acquired from acquisition of Restaurant.com		1,914,030
Fair value of common stock issued for acquisition of Restaurant.com		483,972
Notes payable issued from acquisition of Restaurant.com		1,500,000
Acquisition obligation from acquisition of Restaurant.com		$ 439,724